Subsequent Event	6 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
Subsequent Event
17.	Subsequent Event

Subsequent Collection of Accounts Receivable

As of the date of issuance of the unaudited condensed consolidated financial statements, the Group has collected $6,495,836 in the balance of accounts receivable from customers. The uncollected balance of accounts receivable accounts for 70.5% of the total balance of accounts receivable as of December 31, 2024, which are all aged within one year and within the credit term granted to the customers. The collection of accounts receivable was immediately used to settle the accounts payable, which mainly included the contract fees payable for the development of intangible assets.

Share-based Compensation

In January 2025, 72,000 and 60,000 restricted shares were granted to two external consultants, respectively, subject to service conditions.

The Group has evaluated subsequent events through December 31, 2024, up to the date of issuance of the unaudited condensed consolidated financial statements, and, other than the events as disclosed above, did not identify any other subsequent events with material financial impact on the Group’s unaudited condensed consolidated financial statements.